                                     September 22, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                             RULE 24f-2 NOTICE FOR
                        CARNEGIE TAX EXEMPT INCOME TRUST
                         (OHIO GENERAL MUNICIPAL FUND)
                Securities Act of 1933 Registration No. 33-2299
                -----------------------------------------------

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant, Carnegie Tax Exempt Income Trust, hereby advises as follows:

         1. The fiscal year for which this Notice is filed is the fiscal year ended July 31, 1995.

         2. The number of securities of the same class or series registered under the Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 which remained unsold at the beginning of said fiscal year is none.

         3. The number of such securities registered during said fiscal year other than pursuant to Rule 24f-2 is none.

         4. The number of such securities sold during said fiscal year is 74,725 shares of the Ohio General Municipal Fund (exclusive of 48,762 shares of such Fund issued on reinvestment of dividends).*

         5. The number of such securities sold during said fiscal year in reliance upon registration pursuant to Rule 24f-2 is 74,725 shares of the Ohio General Municipal Fund.*


*Calculation of the filing fee is on Page 2 of this Notice.
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Securities and Exchange Commission
September 22, 1995
Page 2

                                                                               Aggregate Sale
                                                   Number of Shares          (Redemption) Price
                                                   ----------------          ------------------
Shares sold during the fiscal
year ended July 31, 1995
  Ohio General Municipal Fund                             74,725                $  702,342

Aggregate redemptions during the
fiscal year ended July 31, 1995
  Ohio General Municipal Fund                           (235,935)              ($2,205,226)

Aggregate redemptions previously
applied pursuant to Rule 24e-2(a)
  Ohio General Municipal Fund                             -0-                       -0-
                                                     --------------            -------------

Net aggregate sales (redemptions)
  Ohio General Municipal Fund                           (161,210)              ($1,502,884)
                                                     ==============            =============

Amount of filing fee at
one-twenty-ninth of one percent
of net aggregate sales price                                                        -0-
                                                                               =============


                                                CARNEGIE TAX EXEMPT INCOME TRUST


                                                    /s/Michele R. Fogarty
                                                       Michele R. Fogarty
                                                       Secretary & Treasurer